SCHEDULE OF CONVERTIBLE PROMISSORY NOTES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long term debt, gross	$ 7,500,000	$ 7,500,000
Convertible Note One [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 112,500	$ 112,500
Debt instrument, conversion price	$ 0.60	$ 0.60
Interest rate	8.00%	8.00%
Convertible Note Two [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 112,500	112,500
Debt instrument, conversion price	$ 0.60	$ 0.60
Interest rate	8.00%	8.00%
Convertible Note Three [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 3,300,000	$ 3,300,000
Debt instrument, conversion price	$ 3.15	$ 3.15
Debt original issuance discount	$ 300,000	$ 300,000
Interest rate	10.00%	10.00%
Convertible Note Four [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 382,500
Debt instrument, conversion price	$ 1.00	$ 1.00
Debt original issuance discount	$ 7,500	$ 7,500
Interest rate	8.00%	8.00%
Convertible Note Five [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 420,750
Debt instrument, conversion price	$ 1.00	$ 1.00
Debt original issuance discount	$ 8,250	$ 8,250
Interest rate	8.00%	8.00%
Convertible Note Six [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 1,020,000	$ 1,020,000
Debt instrument, conversion price	$ 1.00	$ 1.00
Debt original issuance discount	$ 20,000	$ 20,000
Interest rate	8.00%	8.00%
Convertible Note Seven [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 497,250
Debt instrument, conversion price	$ 1.00	$ 1.00
Debt original issuance discount	$ 9,750	$ 9,750
Interest rate	8.00%	8.00%
Convertible Note Eight [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price	$ 1.00	$ 1.00
Convertible note at 8% interest, maturing March 19, 2023 convertible into common shares at $1.00 per share ($1,500 original issue discount)		$ 76,500
Debt original issuance discount	$ 1,500	$ 1,500
Interest rate	8.00%	8.00%
Convertible Note Nine [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 153,000
Debt instrument, conversion price	$ 1.00	$ 1.00
Debt original issuance discount	$ 3,000	$ 3,000
Interest rate	8.00%	8.00%
Convertible Note Ten [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 382,500
Debt instrument, conversion price	$ 1.00	$ 1.00
Debt original issuance discount	$ 7,500	$ 7,500
Interest rate	8.00%	8.00%
Convertible Note Eleven [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 382,500
Debt instrument, conversion price	$ 1.00	$ 1.00
Debt original issuance discount	$ 7,500	$ 7,500
Interest rate	8.00%	8.00%
Convertible Note Twelve [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 153,000
Debt instrument, conversion price	$ 0.90	$ 0.90
Debt original issuance discount	$ 3,000	$ 3,000
Interest rate	8.00%	8.00%
Convertible Note Thirteen [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 306,000
Debt instrument, conversion price	$ 0.60	$ 0.60
Debt original issuance discount	$ 6,000	$ 6,000
Interest rate	8.00%	8.00%
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 4,320,000	$ 7,299,000	225,000
Less: Discounts	(83,278)	(1,674,175)	(83,897)
Total	$ 4,236,722	$ 5,624,825	$ 141,103